CHARTER FUNDS

                              GOVERNMENT BOND FUND

                           INSTITUTIONAL CLASS SHARES
                                 CLASS A SHARES


   SUPPLEMENT DATED NOVEMBER 12, 2003 TO PROSPECTUSES DATED JANUARY 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following sentence is inserted as the third sentence of the section entitled, "The Funds--Government Bond Fund--Principal Strategy":

In certain cases, securities issued by government sponsored agencies may not be guaranteed or insured by the U.S. Government.

The following paragraph is inserted at the end of the section entitled, "The Funds--Government Bond Fund--Principal Risks of Investing in the Government Bond Fund":

GOVERNMENT-SPONSORED ENTITIES RISK - Although the Government Bond Fund invests in securities issued by government-sponsored entities, such as mortgage-related securities, such securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency. For example, the Federal National Mortgage Association guarantees full and timely payment of all interest and principal of its pass-through securities, and the Federal Home Loan Mortgage Corporation guarantees timely payment of interest and ultimate collection of principal of its pass-through securities, but such securities are not backed by the full faith and credit of the U.S. Government. The principal and interest on Government National Mortgage Association ("GNMA") pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Please see the SAI for additional information.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNI-SU-006-0100


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                                CNI CHARTER FUNDS

                          GOVERNMENT MONEY MARKET FUND

                           INSTITUTIONAL CLASS SHARES
                                 CLASS A SHARES
                                 CLASS S SHARES


  SUPPLEMENT DATED NOVEMBER 12, 2003 TO PROSPECTUSES DATED JANUARY 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following sentence is inserted as the third sentence of the section entitled, "The Funds--Government Money Market Fund--Principal Strategies":

In certain cases, securities issued by government sponsored agencies may not be guaranteed or insured by the U.S. Government.

The following paragraph is inserted at the end of the section entitled, "The Funds--Government Money Market Fund--Principal Risks of Investing in the Government Money Fund":

GOVERNMENT-SPONSORED ENTITIES RISK - Although the Government Money Fund invests in securities issued by government-sponsored entities, such as mortgage-related securities, such securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency. For example, the Federal National Mortgage Association guarantees full and timely payment of all interest and principal of its pass-through securities, and the Federal Home Loan Mortgage Corporation guarantees timely payment of interest and ultimate collection of principal of its pass-through securities, but such securities are not backed by the full faith and credit of the U.S. Government. The principal and interest on Government National Mortgage Association ("GNMA") pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Please see the SAI for additional information.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNI-SU-007-0100